COMMITMENTS - Commitments Payments due by Period (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Commitments [Line Items]
Purchase obligations	$ 155.0	$ 209.9
Capital expenditure obligations	117.2	158.8
Lease obligations	142.8	130.4
Contractual obligation	415.0	$ 499.1
2025
Disclosure Of Commitments [Line Items]
Purchase obligations	141.6
Capital expenditure obligations	102.3
Lease obligations	39.8
Contractual obligation	283.7
2-3 yrs
Disclosure Of Commitments [Line Items]
Purchase obligations	6.9
Capital expenditure obligations	14.9
Lease obligations	70.1
Contractual obligation	91.9
4-5 yrs
Disclosure Of Commitments [Line Items]
Purchase obligations	2.0
Capital expenditure obligations	0.0
Lease obligations	23.4
Contractual obligation	25.4
>5 yrs
Disclosure Of Commitments [Line Items]
Purchase obligations	4.5
Capital expenditure obligations	0.0
Lease obligations	9.5
Contractual obligation	$ 14.0